TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	At December 31,
	2016	2017
	Thousand USD	Thousand USD
Trade payables(Note a)	14,303	22,613
Other payables	4,365	4,031
Warranty provision to customers for supply of modules	332	24
Other accrued expenses	1,933	711
Other tax payables	2,404	1,410
Advances from customers	700	254

	24,037	29,043

(a)	The trade payable balance included the EPC construction payable of USD 8.3 million in Uruguay as of December 31, 2017.

Schedule of activity in warranty provisions modules
	At December 31,
	2016	2017
	Thousand USD	Thousand USD
Balance at beginning of year	783	332
Provided for the year	—	—
Reversal for the year	(451)	(308)

Balance at end of the year	332	24